SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
7.  SUBSEQUENT EVENTS

As agreed by both parties, the Company and Ningbo International Limited signed a debt settlement agreement on April 16, 2017 for the outstanding promissory note receivable. Ningbo International Limited shall repay the Company in the following schedule:

⋅	CDN $150,000 (US$ 111,720) on or before April 30, 2017 (paid)
⋅	CDN $100,000 (US$ 77,480) on or before December 31, 2018
⋅	CDN $100,000 (US$ 77,480) on or before December 31, 2019
⋅	The remaining principal amount of CDN$481,031 (US$ 358,272) will be payable on or before December 31, 2020.

Also see note 3.